RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								9 Months Ended		12 Months Ended
	Sep. 20, 2024	Aug. 24, 2024	Jul. 21, 2023	Jul. 06, 2023	Jun. 22, 2023	Apr. 26, 2023	Jul. 16, 2020	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2023
Related Party Transaction [Line Items]
Interest rate												8.00%
Borrowing amount								$ 513,200	$ 215,000
Purchase order								97,658		$ 119,279	$ 144,820
Amortization of debt discount								234,430		6,566	1,094,131
Due to related party								885,240
Promissory Note One [Membe
Related Party Transaction [Line Items]
Borrowing amount						$ 50,000
Promissory Note Two [Member]
Related Party Transaction [Line Items]
Borrowing amount						25,000
Promissory Note Three [Member]
Related Party Transaction [Line Items]
Borrowing amount						19,000
Promissory Note Four [Member]
Related Party Transaction [Line Items]
Borrowing amount					$ 75,000
Promissory Note Five [Member]
Related Party Transaction [Line Items]
Borrowing amount					150,000
Promissory Note Six [Member]
Related Party Transaction [Line Items]
Borrowing amount				$ 50,000
Promissory Note Seven [Member]
Related Party Transaction [Line Items]
Borrowing amount			$ 165,000
Promissory Note Eight [Member]
Related Party Transaction [Line Items]
Borrowing amount		$ 15,000					$ 150,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Borrowing amount							$ 150,000
Amortization of debt discount								3,062	0	2,188	53,400
Director [Member] | Promissory Note One [Membe
Related Party Transaction [Line Items]
Debt instrument, face amount						55,000
Director [Member] | Promissory Note Two [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount						27,500
Director [Member] | Promissory Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 20,900
Director [Member] | Promissory Note Four [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					82,500
Director [Member] | Promissory Note Five [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount					$ 165,000
Director [Member] | Promissory Note Six [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 55,000
Director [Member] | Promissory Note Seven [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 181,500
Officer [Member] | Promissory Note Eight [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount		$ 20,250
Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 230,000
Maximum borrowing capacity of related party promissory note	$ 230,000
Interest rate	10.00%
Borrowing amount								230,000		230,000
Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount								123,650		151,150
Borrowing amount									$ 15,000	15,000	534,000
Due to related party								$ 123,650		$ 148,088	$ 587,400